GEOGRAPHIC INFORMATION (Schedule of Revenue by Geographic Location) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 96,545	$ 104,752	$ 77,753
Europe [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	21,753	39,655	38,409
Asia and Oceania [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	29,909	21,953	20,195
United States of America [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	21,350	24,674	9,484
Middle East and Africa [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	18,210	10,565	2,723
Americas (excluding United States of America) [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 5,323	$ 7,905	$ 6,942